Convertible Senior Notes - Summary of Debt Instruments Interest Cost Recognized (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Contractual interest expense	¥ 2,784	$ 398	¥ 2,824	¥ 3,248
Senior Convertible Notes
Debt Instrument [Line Items]
Contractual interest expense	462	66	571	644
Amortization of the discount and issuance costs	236	34	278	292
Total	¥ 698	$ 100	¥ 849	¥ 936